Note Loans (Loans held-for-sale, by main loan categories including loans in non-performing status) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Held-for-sale	$ 88,821	$ 137,000
Performing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Held-for-sale	88,821	91,831
Non-performing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Held-for-sale	0	45,169
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Held-for-sale	0	45,074
Commercial | Performing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Held-for-sale	0	0
Commercial | Non-performing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Held-for-sale	0	45,074
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Held-for-sale	0	95
Construction | Performing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Held-for-sale	0	0
Construction | Non-performing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Held-for-sale	0	95
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Held-for-sale	88,821	91,831
Mortgages | Performing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Held-for-sale	88,821	91,831
Mortgages | Non-performing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Held-for-sale	$ 0	$ 0